Capital and Reserves (Details 2)	Dec. 31, 2018 CAD ($)
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise	7,738,833,000
Options Outstanding, Average Remaining Life (Years)	2.73
Options Outstanding, Average Exercise Price	$ 1.66
Options Exercisable, Number of Shares Issuable on Exercise	6,204,833,000
Options Exercisable, Average Exercise Price	$ 1.55
Exercise Price - 0.60 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise	35,000,000
Options Outstanding, Average Remaining Life (Years)	0.96
Options Outstanding, Average Exercise Price	$ 0.60
Options Exercisable, Number of Shares Issuable on Exercise	35,000,000
Options Exercisable, Average Exercise Price	$ 0.60
Exercise Price - 0.60 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise	989,333,000
Options Outstanding, Average Remaining Life (Years)	1.12
Options Outstanding, Average Exercise Price	$ 0.60
Options Exercisable, Number of Shares Issuable on Exercise	989,333,000
Options Exercisable, Average Exercise Price	$ 0.60
Exercise Price - 0.84 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise	1,422,500,000
Options Outstanding, Average Remaining Life (Years)	2.12
Options Outstanding, Average Exercise Price	$ 0.84
Options Exercisable, Number of Shares Issuable on Exercise	1,422,500,000
Options Exercisable, Average Exercise Price	$ 0.84
Exercise Price - 1.73 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise	600,000,000
Options Outstanding, Average Remaining Life (Years)	2.44
Options Outstanding, Average Exercise Price	$ 1.73
Options Exercisable, Number of Shares Issuable on Exercise	600,000,000
Options Exercisable, Average Exercise Price	$ 1.73
Exercise Price - 1.75 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise	42,000,000
Options Outstanding, Average Remaining Life (Years)	3.63
Options Outstanding, Average Exercise Price	$ 1.75
Options Exercisable, Number of Shares Issuable on Exercise	42,000,000
Options Exercisable, Average Exercise Price	$ 1.75
Exercise Price - 1.78 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise	150,000,000
Options Outstanding, Average Remaining Life (Years)	2.49
Options Outstanding, Average Exercise Price	$ 1.78
Options Exercisable, Number of Shares Issuable on Exercise	150,000,000
Options Exercisable, Average Exercise Price	$ 1.78
Exercise Price - 1.93 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise	60,000,000
Options Outstanding, Average Remaining Life (Years)	4.36
Options Outstanding, Average Exercise Price	$ 1.93
Options Exercisable, Number of Shares Issuable on Exercise	30,000,000
Options Exercisable, Average Exercise Price	$ 1.93
Exercise Price - 1.94 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise	475,000,000
Options Outstanding, Average Remaining Life (Years)	0.12
Options Outstanding, Average Exercise Price	$ 1.94
Options Exercisable, Number of Shares Issuable on Exercise	475,000,000
Options Exercisable, Average Exercise Price	$ 1.94
Exercise Price - 2.07 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise	1,834,000,000
Options Outstanding, Average Remaining Life (Years)	4.08
Options Outstanding, Average Exercise Price	$ 2.07
Options Exercisable, Number of Shares Issuable on Exercise	917,000,000
Options Exercisable, Average Exercise Price	$ 2.07
Exercise Price - 2.07 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise	587,000,000
Options Outstanding, Average Remaining Life (Years)	4.08
Options Outstanding, Average Exercise Price	$ 2.07
Options Exercisable, Number of Shares Issuable on Exercise	0
Options Exercisable, Average Exercise Price	$ 2.07
Exercise Price - 2.32 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise	1,544,000,000
Options Outstanding, Average Remaining Life (Years)	3.09
Options Outstanding, Average Exercise Price	$ 2.32
Options Exercisable, Number of Shares Issuable on Exercise	1,544,000,000
Options Exercisable, Average Exercise Price	$ 2.32